World Omni Automobile Lease Securitization Trust 2017-A

Asset-Backed Notes, Series 2017-A

Sample Lease Agreed-Upon Procedures

Report To:

World Omni Auto Leasing LLC

World Omni Financial Corp.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

MUFG Securities Americas Inc.

Wells Fargo Securities, LLC

21 February 2017

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

World Omni Auto Leasing LLC

World Omni Financial Corp.

190 Jim Moran Boulevard

Deerfield Beach, Florida 33442

Merrill Lynch, Pierce, Fenner & Smith Incorporated

One Bryant Park, 11th Floor

New York, New York 10036

MUFG Securities Americas Inc.

1221 Avenue of the Americas, 6th Floor

New York, New York 10020

Wells Fargo Securities, LLC

550 S. Tyron Street

Charlotte, North Carolina 28202

Re:	World Omni Automobile Lease Securitization Trust 2017-A

Asset-Backed Notes, Series 2017-A (the “Notes”)

Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist World Omni Auto Leasing LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of new automobile and light-duty truck leases and the related leased vehicles (the “Leases”) relating to the World Omni Automobile Lease Securitization Trust 2017-A securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, World Omni Financial Corp. (the “Sponsor”), on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “WOL2017A.txt” and the corresponding record layout and decode information (the “Base Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information on the Leases as of 1 February 2017 (the “Cutoff Date”) and
ii.	Labeled “LST Make and Model Mapping 2017A.xlsx” (the “Vehicle Make and Vehicle Model Mapping File”) that the Sponsor, on behalf of the Depositor, indicated contains decode information relating to the vehicle make and model corresponding to each Lease on the Base Data File,
b.	Imaged copies of:
i.	Closed-end motor vehicle lease agreement, closed end dealer lease worksheet, lease worksheet checklist, amendment or correction notice (collectively and as applicable, the “Lease Contract”),
ii.	Certain printed screen shots and account summary information from the Sponsor’s lease servicing system (collectively, the “System Screen Shots”),
iii.	The certificate of title, electronic title or other related documents (collectively and as applicable, the “Title”),
iv.	Agreement to furnish an insurance policy or agreement to provide accidental physical damage insurance (collectively and as applicable, the “Insurance Agreement”) and
v.	Borrower credit application (the “Credit Application,” together with the Lease Contract, System Screen Shots, Title and Insurance Agreement, the “Source Documents”)

relating to the Sample Leases (as defined in Attachment A),

c.	Instructions, assumptions and methodologies (collectively, the “Provided Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, relating to the calculation of the:
i.	Adjusted capitalized cost,
ii.	Total depreciation,
iii.	Monthly depreciation,
iv.	Adjusted FICO score and
v.	Reporting period scheduled payment amount

(collectively, the “Provided Calculation Characteristics”) for each Lease,

d.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File (as defined in Attachment A), which are listed on Exhibit 2 to Attachment A, and
e.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Base Data File, Vehicle Make and Vehicle Model Mapping File, Source Documents, Provided Calculation Methodologies, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Base Data File or Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Vehicle Make and Vehicle Model Mapping File, Source Documents, Provided Calculation Methodologies or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by or on behalf of the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originators of the Leases complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

21 February 2017

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Lease on the Base Data File with the corresponding:
a.	Provided Calculation Characteristics, which we calculated using the Provided Calculation Methodologies and
b.	Vehicle make and vehicle model information on the Vehicle Make and Vehicle Model Mapping File.

The Base Data File, as adjusted, is hereinafter referred to as the “Data File.”

2.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 125 Leases on the Data File (the “Sample Leases”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Leases they instructed us to randomly select from the Data File.

For the purpose of the procedures described in this report, the 125 Sample Leases are referred to as Sample Lease Numbers 1 through 125.

3.	For each Sample Lease, we performed the following procedures:

a.	We compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

b.	We observed that the corresponding Lease Contract was labeled as a “closed-end” lease.

c.	We observed that the corresponding Lease Contract was originated by a dealer located in Alabama, Florida, Georgia, North Carolina or South Carolina.

d.	We observed that the corresponding Lease Contract contained a signature in the lessee signature section of the Lease Contract. We performed no procedures to determine the validity of the signature contained in the lessee signature section of the Lease Contract.

Attachment A Page 2 of 2

3.	(continued)

e.	We observed that the corresponding Lease Contract contained a signature in the co-lessee signature section of the Lease Contract for each Sample Lease with a COAPP_INDICATOR of “Y,” as shown on the Data File. We performed no procedures to determine the validity of the signature contained in the co-lessee signature section of the Lease Contract.

f.	We observed that “AL Holding Corp” was the named lien holder or owner on the corresponding Title or that the lien holder had assigned the collateral to “AL Holding Corp” on the corresponding Title.

g.	We observed the existence of an Insurance Agreement.

h.	We observed the existence of a Credit Application.

Exhibit 1 to Attachment A

Provided Calculation Methodologies

For the purpose of calculating the Provided Calculation Characteristics for each Lease on the Base Data File, the Sponsor, on behalf of the Depositor, instructed us to perform the following calculations:

Provided Calculation Characteristic	Calculation Methodology

Adjusted capitalized cost	Subtract the: a. Admin Fee from b. Original Principal Balance, both as shown on the Base Data File

Total depreciation	Subtract the: a. Residual Value, as shown on the Base Data File, from b. Adjusted capitalized cost, as calculated above

Monthly depreciation	Divide the: a. Total depreciation, as calculated above, by b. Original Term, as shown on the Base Data File

Adjusted FICO score

For each Lease with a APP Bureau Score greater than 0, as shown on the Base Data File, use the APP Bureau Score, as shown on the Base Data File

For each remaining Lease, use the Coapp Bureau Score, as shown on the Base Data File

Reporting period scheduled payment amount	Add the: a. Base Rental Payment and b. SALES_TAX, both as shown on the Base Data File

Exhibit 2 to Attachment A Page 1 of 5

Sample Characteristics and Source Documents

Sample Characteristic	Data File Field Name	Source Document(s)	Note(s)
Lessee number	Lease Number	Lease Contract	i.
Lessee name	Customer Name	Lease Contract	ii.
Billing state	STATE	Lease Contract
Origination state	Origination State	Lease Contract
Vehicle year	Collateral Year	Lease Contract
Vehicle make	Vehicle make	Lease Contract	ii.
Vehicle model	Vehicle mode	Lease Contract	ii.
Vehicle identification number	VIN#	Lease Contract or System Screen Shots	iii.
Contract date	Contract Date	Lease Contract
Residual value	Residual Value	Lease Contract
Original lease term	Original Term	Lease Contract
Adjusted capitalized cost	Adjusted capitalized cost	Lease Contract or System Screen Shots	iv., v.
Monthly payment	Base Rental Payment	(a) Lease Contract or (b) Lease Contract and recalculation	iv., vi.
Manufacturer’s suggested retail price (“MSRP”)	MSRP	Lease Contract or System Screen Shots	iv., vii.
Total depreciation	Total depreciation	(a) Lease Contract or (b) Lease Contract, System Screen Shots and recalculation	iv., viii.
Monthly depreciation	Monthly depreciation	Lease Contract, System Screen Shots and recalculation	iv., ix.
Maturity date	Maturity Date	(a) Lease Contract and recalculation or (b) Lease Contract, System Screen Shots and recalculation	x.
FICO score	Adjusted FICO score	System Screen Shots	xi.
Reporting period scheduled payment amount	Reporting period scheduled payment amount	(a) Lease Contract and recalculation or (b) Lease Contract, System Screen Shots and recalculation	xii.
Original first payment date	First Payment Due Date	Lease Contract	xiii.
Lease extension (months)	Months Extended	System Screen Shots
Current delinquency status	Days Past Due	System Screen Shots	xiv.

Exhibit 2 to Attachment A Page 2 of 5

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the lessee name, vehicle make and vehicle model Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviations, truncations and spelling errors.

iii.	For the purpose of comparing the vehicle identification number Sample Characteristic for each Sample Lease (except for Sample Lease Number 37), the Sponsor, on behalf of the Depositor, instructed us to use the Lease Contract as the Source Document.

For the purpose of comparing the vehicle identification number Sample Characteristic for Sample Lease Number 37, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

iv.	For the purpose of comparing the adjusted capitalized cost, monthly payment, MSRP, total depreciation and monthly depreciation Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

v.	For the purpose of comparing the adjusted capitalized cost Sample Characteristic for each Sample Lease (except for Sample Lease Number 71), the Sponsor, on behalf of the Depositor, instructed us to use the Lease Contract as the Source Document.

For the purpose of comparing the adjusted capitalized cost Sample Characteristic for Sample Lease Number 71, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

Exhibit 2 to Attachment A Page 3 of 5

Notes: (continued)

vi.	For the purpose of comparing the monthly payment Sample Characteristic for each Sample Lease (except for Sample Lease Number 2), the Sponsor, on behalf of the Depositor, instructed us to use the Lease Contract as the Source Document.

For the purpose of comparing the monthly payment Sample Characteristic for Sample Lease Number 2, the Sponsor, on behalf of the Depositor, instructed us to recalculate the monthly payment by dividing the:

a.	Total of base monthly payments by
b.	Contract lease term,

both as shown on the Lease Contract.

vii.	For the purpose of comparing the MSRP Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 49 and 107), the Sponsor, on behalf of the Depositor, instructed us to use the Lease Contract as the Source Document.

For the purpose of comparing the MSRP Sample Characteristic for Sample Lease numbers 49 and 107, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

viii.	For the purpose of comparing the total depreciation Sample Characteristic for each Sample Lease (except for Sample Lease Number 71), the Sponsor, on behalf of the Depositor, instructed us to use the Lease Contract as the Source Document.

For the purpose of comparing the total depreciation Sample Characteristic for Sample Lease Number 71, the Sponsor, on behalf of the Depositor, instructed us to recalculate the total depreciation by subtracting the:

a.	Residual value, as shown on the Lease Contract, from
b.	Adjusted capitalized cost, as shown on the System Screen Shots.

ix.	For the purpose of comparing the monthly depreciation Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to recalculate the monthly depreciation by dividing the:
a.	Total depreciation, as shown on the Lease Contract or as recalculated in note viii. above, as applicable, by
b.	Original lease term, as shown on the Lease Contract.

Exhibit 2 to Attachment A Page 4 of 5

Notes: (continued)

x.	For the purpose of comparing the maturity date Sample Characteristic for each Sample Lease (except for Sample Lease Number 111), the Sponsor, on behalf of the Depositor, instructed us to recalculate the maturity date by adding the:
a.	Original lease term to
b.	Contract date,

both as shown on the Lease Contract, subject to the instruction described in the final paragraph of this note x.

For the purpose of comparing the maturity date Sample Characteristic for Sample Lease Number 111, the Sponsor, on behalf of the Depositor, instructed us to recalculate the maturity date by adding the:

a.	Sum of the:
(1)	Original lease term, as shown on the Lease Contract, and
(2)	Lease extension (months), as shown on the System Screen Shots,

to

b.	Contract date, as shown on the Lease Contract,

subject to the instruction described in the final paragraph of this note x.

Additionally, for the purpose of this procedure, if the calculation described above results in a maturity date that falls on the 29th, 30th or 31st day of the month, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the maturity date, as shown on the Data File, is the 1st or 2nd of the following month.

xi.	For the purpose of comparing the FICO score Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the FICO score, as shown on the Data File, agreed to at least one FICO score, as shown on the corresponding System Screen Shots. We performed no procedures to reconcile any differences that may exist between multiple FICO scores that are shown on the System Screen Shots.

Exhibit 2 to Attachment A Page 5 of 5

Notes: (continued)

xii.	For the purpose of comparing the reporting period scheduled payment amount Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 13, 22, 38, 43, 50, 59, 61, 67, 70 and 76), the Sponsor, on behalf of the Depositor, instructed us to recalculate the reporting period scheduled payment amount by adding the:
a.	Monthly payment, as shown on the Lease Contract or as recalculated in note vi. above, as applicable, to
b.	Sales tax, as shown on the Lease Contract.

For the purpose of comparing the reporting period scheduled payment amount Sample Characteristic for Sample Lease Numbers 13, 22, 38, 43, 50, 59, 61, 67, 70 and 76, the Sponsor, on behalf of the Depositor, instructed us to recalculate the reporting period scheduled payment amount by adding the:

a.	Monthly payment, as shown on the Lease Contract, to
b.	Sales tax, as shown on the System Screen Shots.

xiii.	For the purpose of comparing the original first payment date Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us:
a.	To use the Lease Contract as the Source Document and
b.	For the purpose of this procedure, if the original first payment date, as shown on the Lease Contract, falls on the 29th, 30th or 31st day of the month, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the original first payment date, as shown on the Data File, is the 1st or 2nd of the following month.

xiv.	For the purpose of comparing the current delinquency status Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to recalculate the current delinquency status as the maximum of:
a.	The difference in days between the:
(1)	Next due date, as shown on the System Screen Shots, and
(2)	Cutoff Date,

and

b.	0.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Sample Characteristic Differences

Sample Lease Number	Sample Characteristic	Data File Value	Source Document Value

5	Maturity date	11/1/2019	10/28/2019
	Original first payment date	11/1/2016	10/28/2016